REPORTING SEGMENT AND GEOGRAPHIC INFORMATION - Segment Income (Loss) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Segment Reporting Information [Line Items]
Revenues	$ 183	$ 1,608	$ 0
Cost of revenues	3,681	3,270	547
Gross loss	(3,498)	(1,662)	(547)
Total operating expenses	75,631	118,230	127,425
Operating loss	(79,129)	(119,892)	(127,972)
Income (loss) from warrants remeasurement	(22,750)	396	17,929
Financial income (expenses), net	(7,812)	3,928	4,371
Net loss before income tax	(109,691)	(115,568)	(105,672)
Taxes on income (tax benefit)	2,063	(1,360)	1,748
Net loss	(111,754)	(114,208)	(107,420)
Reportable Segment
Segment Reporting Information [Line Items]
Revenues	183	1,608	0
Cost of revenues	3,681	3,270	547
Gross loss	(3,498)	(1,662)	(547)
Research and development employee labor costs (excluding share based compensation expenses)	21,821	24,068	26,437
Other research and development expenses	29,131	37,959	38,600
Research and development share based compensation expenses	4,205	8,397	13,188
Research and development non-recurring expenses	(5,697)	12,238	0
Selling, general and administrative employee labor costs (excluding share based compensation expenses)	10,609	11,330	11,503
Other selling, general and administrative expenses	10,182	15,707	24,065
Selling, general and administrative share based compensation expenses	5,380	7,881	13,632
Selling, general and administrative non-recurring expenses	0	650	0
Total operating expenses	75,631	118,230	127,425
Operating loss	(79,129)	(119,892)	(127,972)
Income (loss) from warrants remeasurement	(22,750)	396	17,929
Financial income (expenses), net	(7,812)	3,928	4,371
Net loss before income tax	(109,691)	(115,568)	(105,672)
Taxes on income (tax benefit)	2,063	(1,360)	1,748
Net loss	$ (111,754)	$ (114,208)	$ (107,420)